Pledged Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Assets Mortgaged Pledged Or Otherwise Subject To Liens [Table Text Block]

September 30, 2013
(in millions)
Trading account securities	¥12,796,546
Investment securities	4,043,072
Loans	7,972,195
Other	73,780

Total	¥24,885,593

Pledged Assets Classified By Type Of Liabilities [Table Text Block]

September 30, 2013
(in millions)
Deposits	¥591,469
Call money and funds purchased	535,246
Payables under repurchase agreements and securities lending transactions	13,920,298
Other short-term borrowings and long-term debt	9,493,934
Other	344,646

Total	¥24,885,593